Subsequent Events (Details) - USD ($)	1 Months Ended			10 Months Ended
	Jul. 31, 2016	Mar. 31, 2016	Feb. 29, 2016	Oct. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Events (Textual)
Ordinary shares, issued and sold					12,907,898	12,611,085
Ordinary Shares at price per Ordinary Shares					$ 0.01	$ 0.01
Subsequent Events [Member]
Subsequent Events (Textual)
Private Placement total amount				$ 300,000
Units issued				200,000
Units price per unit				$ 1.50
Unit consists description				Each unit consists of (i) one Ordinary Share and (ii) a five-year warrant to purchase one ordinary share at an exercise price of $1.50 per share with the same terms and conditions as discussed in note 9a.
Exercise price of warrant				$ 1.50
Warrant to purchase of ordinary share				5 years
Ordinary shares, issued and sold	860,000
Ordinary Shares at price per Ordinary Shares	$ 0.75
Aggregate investment amount	$ 645,000
Subsequent Events [Member] | Additional Notes [Member]
Subsequent Events (Textual)
Unit consists description		Each unit consists of (i) one Ordinary Share and (ii) a five-year warrant to purchase one ordinary share at an exercise price of $1.50 per share with the same terms and conditions as discussed in note 9a. No interest shall be payable in respect of such converted Additional Notes.	Each unit consists of (i) one Ordinary Share and (ii) a five-year warrant to purchase one ordinary share at an exercise price of $1.50 per share with the same terms and conditions as discussed in note 9a. No interest shall be payable in respect of such converted Additional Notes.
Exercise price of warrant		$ 1.50	$ 1.50
Warrant to purchase of ordinary share		5 years	5 years
Convertible bridge financing notes principal amount		$ 206,000	$ 206,000
Accrue interest rate		6.00%	6.00%
Equity financing transaction		6 months	6 months
Conversion price per share		$ 1.50	$ 1.50
Converted into Ordinary Shares	274,667